Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 15, 2014	Aug. 29, 2014
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Adjustments to goodwill		$ 941,000
Goodwill associated with acquisition	$ 29,775,000	29,775,000	$ 28,834,000	$ 5,719,000
Core deposit intangible asset	1,535,000	1,535,000	1,757,000
Core deposit intangible, gross	1,776,000	1,776,000	1,776,000
Core deposit intangible asset, accumulated amortization	241,000	241,000	19,000
Amortization expense for intangible assets			$ 19,000
Core Deposits [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Amortized period of core deposit intangible			7 years
Core deposit intangible, gross			$ 1,776,000
Core deposit intangible asset, accumulated amortization			19,000
Amortization expense for intangible assets	$ 111,000	$ 222,000	18,000
CBI [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Goodwill associated with acquisition			23,115,000		$ 23,115,000
United Group Banking Company of Florida [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Goodwill associated with acquisition			5,719,000	$ 5,719,000
Core deposit intangible asset			$ 1,776,000